Note 5 - Bridge Loans Payable - Stockholder (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Chairman and Stockholder [Member] | Bridge Loan [Member] | Common Stock [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price	$ 1.25
Chairman and Stockholder [Member] | Bridge Loan [Member] | Common Stock [Member]
Debt Instrument, Convertible, Conversion Price		$ 1.25
Chairman and Stockholder [Member] | Bridge Loan [Member]
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Interest Expense		$ 11,473
Chairman and Stockholder [Member] | Bridge Loan, Principal [Member] | Common Stock [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price	$ 1.25
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	$ 350,000
Chairman and Stockholder [Member]
Bridge Loan		399,103
Bridge Loan		399,103	$ 0
Interest Expense		$ 11,473